Financial instruments risk management (Schedule of Reconciliation of Opening and Closing Fair Value) (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2021 ILS (₪)
Financial assets at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2021	₪ 154,700
Purchases	47,251
Disposals	(65,724)
Gain (loss)	17,863
December 31, 2021	154,090
Financial assets at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2021	13,700
Purchases	15,754
Disposals
Gain (loss)	1,602
December 31, 2021	31,056
Financial liabilities at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2021
Gain (loss)
December 31, 2021
Financial liabilities at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2021
Gain (loss)	(13,960)
December 31, 2021	₪ (13,960)